Fair Value Of Assets And Liabilities (Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair value of retained interests		$ 1,194,391,000		$ 801,718,000
Total MSR recognized by FHN		2,517,000		72,793,000		$ 114,311,000
Other Liabilities, Fair Value Disclosure		119,239,000		154,280,000
Loans held-for-sale		27,910,000		230,456,000
Real estate acquired by foreclosure		39,922,000		71,562,000
Securities available for sale		3,556,613,000	[1]	3,398,457,000	[2]
Other assets		159,753,000		205,746,000
Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair value of retained interests		5,637,000		7,195,000
First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		846,000		9,457,000		12,054,000
Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Real estate acquired by foreclosure	[3]	30,430,000		45,753,000		41,767,000
Other assets	[4]	28,660,000		30,810,000		32,370,000
Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Other Liabilities, Fair Value Disclosure		5,240,000		2,916,000
Other assets		112,000
Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Total MSR recognized by FHN	[5]	2,517,000		72,793,000
Other Liabilities, Fair Value Disclosure		5,240,000		2,915,000
Loans held-for-sale		27,910,000		230,456,000
Securities available for sale		3,307,000		8,126,000
Other assets		0		0
Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair value of retained interests		5,637,000	[5]	7,195,000
Level 3 | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		846,000		9,457,000		12,054,000
Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		28,756,000		239,913,000
Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans, net of unearned income	[6]	40,531,000		62,839,000
Real estate acquired by foreclosure	[3]	30,430,000		45,753,000		41,767,000
Other assets	[4]	28,660,000		30,810,000		$ 32,370,000
Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Other Liabilities, Fair Value Disclosure		5,240,000		2,915,000
Other assets		0
Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Securities available for sale				4,300,000
Other Assets | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Other assets	[7]	$ 28,660,000		$ 30,810,000
Discounted Cash Flow | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques				Discounted cash flow
Discounted Cash Flow | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow		Discounted cash flow
Discounted Cash Flow | 15.2 Constant Prepayment Rate | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		15.20%
Discounted Cash Flow | 9.8% Values Utilized | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate		9.80%
Discounted Cash Flow | $141.40 Per Loan | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Cost To Service Loan		$ 141.4
Discounted Cash Flow | 1.385% Values Utilized | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Earnings On Escrow		1.385%		1.385%
Discounted Cash Flow | 19.7 Constant Prepayment Rate | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				19.70%
Discounted Cash Flow | 8.6% Values Utilized | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate				8.60%
Discounted Cash Flow | $162.00 Per Loan | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Cost To Service Loan				$ 162
Appraisals From Comparable Properties | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Appraisals from comparable properties		Appraisals from comparable properties
Appraisals From Comparable Properties | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Appraisals from comparable properties		Appraisals from comparable properties
Appraisals From Comparable Properties | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Appraisals from comparable properties		Appraisals from comparable properties
Other Collateral Valuations | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Other collateral valuations		Other collateral valuations
Industry Comparables | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques				Industry comparables
Maximum | Discounted Cash Flow | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Visa covered litigation resolution amount		$ 5,600,000,000		$ 5,000,000,000
Maximum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		12.00%
Maximum | Discounted Cash Flow | 2% - 4% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads				4.00%
Maximum | Discounted Cash Flow | 15.0% - 25.0% Added To Credit Spread | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Delinquency adjustment factor				25.00%
Maximum | Discounted Cash Flow | 50% - 60% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends				60.00%
Maximum | Discounted Cash Flow | 0% - 15% Adjustment To Yield | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustments to current sales yields for specific properties		15.00%		15.00%
Maximum | Discounted Cash Flow | 6 Months To 30 Months | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution				30 months
Maximum | Discounted Cash Flow | 15% - 45% Values Utilized | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios				45.00%
Maximum | Discounted Cash Flow | 25% - 30% Values Utilized | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate				30.00%
Maximum | Discounted Cash Flow | 20% to 25% Values Utilized | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Earnings capitalization rate				25.00%
Maximum | Discounted Cash Flow | 3% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				12.00%
Maximum | Discounted Cash Flow | 35% - 100% of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends				100.00%
Maximum | Discounted Cash Flow | 2% - 11% | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate				11.00%
Maximum | Discounted Cash Flow | 5% - 15% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		15.00%
Maximum | Discounted Cash Flow | 45% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		100.00%
Maximum | Discounted Cash Flow | 10% - 30% Values Utilized | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios		30.00%
Maximum | Discounted Cash Flow | 8% - 56% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate		56.00%
Maximum | Discounted Cash Flow | 12 Months to 48 Months | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution		48 months
Maximum | Discounted Cash Flow | 5% - 12% Value Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate		12.00%
Maximum | Discounted Cash Flow | 41% - 46% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		46.00%
Maximum | Discounted Cash Flow | 38 - 45% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				45.00%
Maximum | Discounted Cash Flow | 50 - 60 % Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses		60.00%
Maximum | Discounted Cash Flow | 10 - 70 % of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		70.00%
Maximum | Discounted Cash Flow | 6 - 10 % Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				10.00%
Maximum | Appraisals From Comparable Properties | 0% - 10% Of Appraisal | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		10.00%		10.00%
Maximum | Appraisals From Comparable Properties | 0% - 10% Of Appraisal | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for value changes since appraisal		10.00%		10.00%
Maximum | Appraisals From Comparable Properties | 0% - 25% Of Appraisal | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		25.00%		25.00%
Maximum | Other Collateral Valuations | 20% - 50% Of Gross Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrowing base certificates adjustment		50.00%		50.00%
Maximum | Other Collateral Valuations | 0% - 25% Of Reported Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Financial statements/auction values adjustment		25.00%		25.00%
Maximum | Industry Comparables | 40% - 50% Discount | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for minority interest and small business status				50.00%
Minimum | Discounted Cash Flow | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Visa covered litigation resolution amount		$ 4,800,000,000		$ 4,400,000,000
Minimum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		2.00%
Minimum | Discounted Cash Flow | 2% - 4% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads				2.00%
Minimum | Discounted Cash Flow | 15.0% - 25.0% Added To Credit Spread | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Delinquency adjustment factor				15.00%
Minimum | Discounted Cash Flow | 50% - 60% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends				50.00%
Minimum | Discounted Cash Flow | 0% - 15% Adjustment To Yield | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustments to current sales yields for specific properties		0.00%		0.00%
Minimum | Discounted Cash Flow | 6 Months To 30 Months | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution				6 months
Minimum | Discounted Cash Flow | 15% - 45% Values Utilized | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios				15.00%
Minimum | Discounted Cash Flow | 25% - 30% Values Utilized | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate				25.00%
Minimum | Discounted Cash Flow | 20% to 25% Values Utilized | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Earnings capitalization rate				20.00%
Minimum | Discounted Cash Flow | 3% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				3.00%
Minimum | Discounted Cash Flow | 35% - 100% of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends				35.00%
Minimum | Discounted Cash Flow | 2% - 11% | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate				2.00%
Minimum | Discounted Cash Flow | 5% - 15% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		5.00%
Minimum | Discounted Cash Flow | 45% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		45.00%
Minimum | Discounted Cash Flow | 10% - 30% Values Utilized | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios		10.00%
Minimum | Discounted Cash Flow | 8% - 56% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate		8.00%
Minimum | Discounted Cash Flow | 12 Months to 48 Months | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution		12 months
Minimum | Discounted Cash Flow | 5% - 12% Value Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate		5.00%
Minimum | Discounted Cash Flow | 41% - 46% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		41.00%
Minimum | Discounted Cash Flow | 38 - 45% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				38.00%
Minimum | Discounted Cash Flow | 50 - 60 % Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses		50.00%
Minimum | Discounted Cash Flow | 10 - 70 % of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		10.00%
Minimum | Discounted Cash Flow | 6 - 10 % Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds				6.00%
Minimum | Appraisals From Comparable Properties | 0% - 10% Of Appraisal | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		0.00%		0.00%
Minimum | Appraisals From Comparable Properties | 0% - 10% Of Appraisal | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for value changes since appraisal		0.00%		0.00%
Minimum | Appraisals From Comparable Properties | 0% - 25% Of Appraisal | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		0.00%		0.00%
Minimum | Other Collateral Valuations | 20% - 50% Of Gross Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrowing base certificates adjustment		20.00%		20.00%
Minimum | Other Collateral Valuations | 0% - 25% Of Reported Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Financial statements/auction values adjustment		0.00%		0.00%
Minimum | Industry Comparables | 40% - 50% Discount | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for minority interest and small business status				40.00%

[1]	Includes $ 3.3 b illion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[3]	Represe nts the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
[4]	Represents tax credit invest ments accounted for under the equity method .
[5]	The unobservable inputs for principal-only and interest-only trading securities, MSR and subordinated bonds are discussed in the Mortgage servicing rights and other retained interests paragraph.
[6]	Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
[7]	Represents tax credit investments accounted for under the equity method .